Short Term and Long Term Bank Borrowing (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Schedule Of Short And Long Term Debt [Line Items]
Short term borrowings	$ 123,434	$ 54,012
Long term borrowings	$ 42,635